Document and Entity Information	May 31, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001705843
Document Type	8-K/A
Document Period End Date	May 31, 2023
Entity Registrant Name	Cibus, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38161
Entity Tax Identification Number	27-1967997
Entity Address, Address Line One	6455 Nancy Ridge Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	450-0008
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	CBUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On June 1, 2023, Cibus, Inc. (formerly Calyxt, Inc.) (the “Company”, and prior to the completion of the business combination, “Calyxt”), filed a Current Report on Form 8-K (the “Original 8-K”) to report that, among other things, on May 31, 2023, the Company completed its business combination in accordance with the terms of the Agreement and Plan of Merger, dated as of January 13, 2023, as amended by the First Amendment thereto dated as of April 14, 2023 (as amended, the “Merger Agreement,” and the transactions contemplated thereby, the “Transactions”), by and among Calyxt, Calypso Merger Subsidiary, LLC, Cibus Global, LLC (“Cibus Global”), and certain blocker entities party thereto.